CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - Class A Common Stock - Foresight Acquisition Corp	Dec. 02, 2021 Vote $ / shares shares	Dec. 31, 2020 shares
Temporary Equity [Line Items]
Temporary Equity, Shares Authorized	200,000,000
Temporary Equity, Par or Stated Value Per Share | $ / shares	$ 0.0001
Number of votes per share | Vote	1
Temporary equity, shares issued	31,625,000	0
Temporary equity shares outstanding	31,625,000	0
Conversion of Class B To Class A Common Stock [Member]
Temporary Equity [Line Items]
Minimum threshold percentage of common stock outstanding on conversion from one class to another	20.00%